SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK

Note 14 - Significant Group Concentrations of Credit Risk

Most of the Company's business activity is with customers located within northeast Massachusetts and southeast New Hampshire. There are no concentrations of credit to borrowers that have similar economic characteristics. The majority of the Company's loan portfolio is comprised of loans collateralized by real estate located in northeast Massachusetts and southeast New Hampshire.